Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the unaudited interim condensed consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited interim condensed consolidated statements of cash flows:

	June 30, 2026	December 31, 2025
Cash and cash equivalents	48,065	48,244
Restricted cash	5,109	8,109
Restricted cash, non-current	6,300	6,300
Total	59,474	62,653